DERIVATIVE FINANCIAL INSTRUMENTS	12 Months Ended
Dec. 31, 2015
DERIVATIVE FINANCIAL INSTRUMENTS [Abstract]
DERIVATIVE FINANCIAL INSTRUMENTS

NOTE 16 – DERIVATIVE FINANCIAL INSTRUMENTS

We are required to record derivatives on our Consolidated Statements of Financial Condition as assets and liabilities measured at their fair value. The accounting for increases and decreases in the value of derivatives depends upon the use of derivatives and whether the derivatives qualify for hedge accounting.

Our derivative financial instruments according to the type of hedge in which they are designated at December 31 follow:

	2015
	Notional Amount	Average Maturity (years)	Fair Value
	(Dollars in thousands)
No hedge designation
Rate-lock mortgage loan commitments	$20,581	0.1	$550
Mandatory commitments to sell mortgage loans	46,320	0.1	69
Pay-fixed interest rate swap agreements	27,587	8.0	(497)
Pay-variable interest rate swap agreements	27,587	8.0	497
Purchased options	2,098	5.7	122
Written options	2,098	5.7	(122)
Total	$126,271	3.7	$619
	2014
	Notional Amount	Average Maturity (years)	Fair Value
	(Dollars in thousands)
No hedge designation
Rate-lock mortgage loan commitments	$16,759	0.1	$437
Mandatory commitments to sell mortgage loans	38,600	0.1	(184)
Pay-fixed interest rate swap agreements	3,300	9.4	(182)
Pay-variable interest rate swap agreements	3,300	9.4	182
Total	$61,959	1.1	$253

We have established management objectives and strategies that include interest-rate risk parameters for maximum fluctuations in net interest income and market value of portfolio equity. We monitor our interest rate risk position via simulation modeling reports. The goal of our asset/liability management efforts is to maintain profitable financial leverage within established risk parameters.

To meet our asset/liability management objectives, we may periodically enter into derivative financial instruments to mitigate exposure to fluctuations in cash flows resulting from changes in interest rates (“Cash Flow Hedges”). Cash Flow Hedges during 2013 included certain pay-fixed interest rate swaps which converted the variable-rate cash flows on debt obligations to fixed-rates. During the second quarter of 2013 we terminated our last Cash Flow Hedge pay-fixed interest rate swap and paid a termination fee of $0.6 million. The remaining unrealized loss on the terminated pay-fixed interest rate swap which was equal to this termination fee was included as a component of accumulated other comprehensive loss and was amortized into earnings through December 31, 2014, the original remaining life of the pay-fixed interest rate swap.

Certain derivative financial instruments have not been designated as hedges. The fair value of these derivative financial instruments has been recorded on our Consolidated Statements of Financial Condition and is adjusted on an ongoing basis to reflect their then current fair value. The changes in fair value of derivative financial instruments not designated as hedges are recognized in earnings.

In the ordinary course of business, we enter into rate-lock mortgage loan commitments with customers (“Rate-Lock Commitments”). These commitments expose us to interest rate risk. We also enter into mandatory commitments to sell mortgage loans (“Mandatory Commitments”) to reduce the impact of price fluctuations of mortgage loans held for sale and Rate-Lock Commitments. Mandatory Commitments help protect our loan sale profit margin from fluctuations in interest rates. The changes in the fair value of Rate Lock Commitments and Mandatory Commitments are recognized currently as part of net gains on mortgage loans. We obtain market prices on Mandatory Commitments and Rate-Lock Commitments. Net gains on mortgage loans, as well as net income, may be more volatile as a result of these derivative instruments, which are not designated as hedges.

During 2015, we began offering to our deposit customers an equity linked time deposit product (“Altitude CD”). The Altitude CD is a time deposit that provides the customer a guaranteed return of principal at maturity plus a potential equity return (a written option), while we receive a like stream of funds based on the equity return (a purchased option). The written and purchased options will generally move in opposite directions resulting in little or no net impact on our Consolidated Statements of Operations. All of the written and purchased options in the table above relate to this Altitude CD product.

During 2014, we began a program that allows commercial loan customers to lock in a fixed rate for a longer period of time than we would normally offer for interest rate risk reasons. We will enter into a variable rate commercial loan and an interest rate swap agreement with a customer and then enter into an offsetting interest rate swap agreement with an unrelated party. The interest rate swap agreement fair values will generally move in opposite directions resulting in little or no net impact on our Consolidated Statements of Operations. All of the interest rate swap agreements in the table above relate to this program.

During the second quarter of 2014, we completed a securities trade in which we shorted a $13 million UST security. This UST short was terminated during the fourth quarter of 2014 and the change in the fair value of the short position from the inception date to the termination date has been recorded in net gains on securities in our Consolidated Statements of Operations.

During 2010, we entered into an amended and restated warrant with the UST that would allow them to purchase our common stock at a fixed price (see Note #12). Because of certain anti-dilution features included in the Amended Warrant, it was not considered to have been indexed to our common stock and was therefore accounted for as a derivative instrument and recorded as a liability. Any change in value of the Amended Warrant while it was accounted for as a derivative was recorded in non-interest income in our Consolidated Statements of Operations. However, the anti-dilution features in the Amended Warrant which caused it to be accounted for as a derivative and included in accrued expenses and other liabilities on our Consolidated Statements of Financial Condition expired on April 16, 2013. As a result, the Amended Warrant was reclassified into shareholders’ equity on that date at its then fair value which totaled $1.5 million. During the third quarter of 2013, we repurchased the Amended Warrant from the UST (see Note #12).

The following tables illustrate the impact that the derivative financial instruments discussed above have on individual line items in the Consolidated Statements of Financial Condition for the periods presented:

Fair Values of Derivative Instruments

	Asset Derivatives				Liability Derivatives
	December 31,				December 31,
	2015		2014		2015		2014
	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
	(In thousands)
Derivatives not designated as hedging instruments

Rate-lock mortgage loan commitments	Other assets	$550	Other assets	$437	Other liabilities	$—	Other liabilities	$—
Mandatory commitments to sell mortgage loans	Other assets	69	Other assets	—	Other liabilities	—	Other liabilities	184
Pay-fixed interest rate swap agreements	Other assets	—	Other assets	—	Other liabilities	497	Other liabilities	182
Pay-variable interest rate swap agreements	Other assets	497	Other assets	182	Other liabilities	—	Other liabilities	—
Purchased options	Other assets	122	Other assets	—	Other liabilities	—	Other liabilities	—
Written options	Other assets	—	Other assets	—	Other liabilities	122	Other liabilities	—
Total derivatives		$1,238		$619		$619		$366

The effect of derivative financial instruments on the Consolidated Statements of Operations follows:

	Year Ended December 31,
	Loss Recognized in Other Comprehensive Income (Loss) (Effective Portion)			Location of Loss Reclassified from Accumulated Other Comprehensive Loss into Income (Effective Portion)	Loss Reclassified from Accumulated Other Comprehensive Loss into Income (Effective Portion)			Location of Gain (Loss) Recognized in Income (1)	Gain (Loss) Recognized in Income (1)
	2015	2014	2013		2015	2014	2013		2015	2014	2013
	(In thousands)
Cash Flow Hedges
Pay-fixed interest rate swap agreements	$—	$—	$(37)	Interest expense	$—	$(380)	$(397)	Interest expense	$—	$—	$—
Total	$—	$—	$(37)		$—	$(380)	$(397)		$—	$—	$—

No hedge designation
Rate-lock mortgage loan commitments								Net gains on mortgage loans	$113	$71	$(1,002)
Mandatory commitments to sell mortgage loans								Net gains on mortgage loans	253	(312)	250
Pay-fixed interest rate swap agreements								Interest income	(315)	(182)	—
Pay-variable interest rate swap agreements								Interest income	315	182	—
Purchased options								Interest expense	122	—	—
Written options								Interest expense	(122)	—	—
UST short position								Gain on securities	—	295	—
Amended Warrant								Increase in fair value of U.S. Treasury warrant	—	—	(1,025)
Total									$366	$54	$(1,777)
(1)	For cash flow hedges, this location and amount refers to the ineffective portion.